Debt and Lease Liabilities - Other notes payable (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Aug. 31, 2023 USD ($)	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022 MXN ($)	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2017 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Interest Payable	$ 1,506,766				$ 994,735
Principal	89,814,233	$ 300.0
Finance Costs	(1,278,374)
Total debt	88,535,859				105,240,650
Less: Current portion of long-term debt, excluding interest payable	1,506,766
Principal amount of current portion of long-term debt	10,000,000
Finance Cost on current portion of long-term debt	(12,068)
Less: Current portion of long-term debt	9,987,932				1,000,000
Lease liabilities:
Total lease liabilities	7,291,550				8,369,072
Less: Current portion	1,280,932				1,373,233
Lease liabilities, net of current portion	6,010,618				6,995,839
Borrowing interest rate (as a percent)			0.85%	0.85%
Principal amount of long-term debt, net of current portion	79,814,233
Finance Cost on long-term debt, net of current portion	(1,266,306)
Long-term debt, net of current portion	78,547,927				104,240,650
Ifrs 16 [Member]
Lease liabilities:
Total lease liabilities	4,723,352				4,953,638
Satellite Transponders
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	1,994,437
Lease liabilities:
Total lease liabilities					2,807,184
Telecommunications network lease agreement
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	573,761
Lease liabilities:
Total lease liabilities					608,250
Others [Member]
Debt, lease liabilities and other notes payable outstanding
Total debt, excluding interest payable	4,723,352
Lease liabilities:
Total lease liabilities					4,953,638
USD [Member]
Debt, lease liabilities and other notes payable outstanding
Interest Payable	1,200,663
Principal	61,938,543
Finance Costs	(1,173,890)
Total debt, excluding interest payable	60,764,653
Total debt					76,193,618
Mexican peso
Debt, lease liabilities and other notes payable outstanding
Interest Payable	306,103
Principal	27,875,690
Finance Costs	(104,484)
Total debt, excluding interest payable	$ 27,771,206
Total debt					29,047,032
6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Principal		47.0				$ 133.6	$ 200.0
Lease liabilities:
Borrowing interest rate (as a percent)						6.625%	6.625%
6.625% Senior Notes due 2025 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	7.60%
Interest Payable	$ 61,540
Principal	3,715,634
Finance Costs	(61,080)
Total debt, excluding interest payable	$ 3,654,554
Total debt					5,142,689
Lease liabilities:
Borrowing interest rate (as a percent)	6.625%
4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Principal		92.6
4.625% Senior Notes due 2026 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	5.03%
Interest Payable	$ 87,260
Principal	3,512,139
Finance Costs	(7,218)
Total debt, excluding interest payable	$ 3,504,921
Total debt					5,828,311
Lease liabilities:
Borrowing interest rate (as a percent)	4.625%
8.50% Senior Notes due 2032 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	9.00%
Interest Payable	$ 131,932
Principal	5,079,750
Finance Costs	(37,153)
Total debt, excluding interest payable	$ 5,042,597
Total debt					5,826,463
Lease liabilities:
Borrowing interest rate (as a percent)	8.50%
6.625% Senior Notes due 2040 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	7.05%
Interest Payable	$ 306,619
Principal	10,159,500
Finance Costs	(146,908)
Total debt, excluding interest payable	$ 10,012,592
Total debt					11,577,854
Lease liabilities:
Borrowing interest rate (as a percent)	6.625%
5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Principal		98.7				$ 110.6
Lease liabilities:
Borrowing interest rate (as a percent)						5.00%
5% Senior Notes due 2045 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	5.39%
Interest Payable	$ 96,684
Principal	13,387,004
Finance Costs	(471,739)
Total debt, excluding interest payable	$ 12,915,265
Total debt					16,997,261
Lease liabilities:
Borrowing interest rate (as a percent)	5.00%
5.25% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Principal		41.3				$ 47.8
Lease liabilities:
Borrowing interest rate (as a percent)						5.25%
5.25% Senior Notes due 2049 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	5.59%
Interest Payable	$ 58,754
Principal	11,191,163
Finance Costs	(319,790)
Total debt, excluding interest payable	$ 10,871,373
Total debt					13,402,350
Lease liabilities:
Borrowing interest rate (as a percent)	5.25%
6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Principal		$ 20.4
6.125% Senior Notes due 2046 | USD [Member]
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	6.47%
Interest Payable	$ 457,874
Principal	14,893,353
Finance Costs	(130,002)
Total debt, excluding interest payable	$ 14,763,351
Total debt					17,418,690
Lease liabilities:
Borrowing interest rate (as a percent)	6.125%
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal								$ 4,500,000
Lease liabilities:
Borrowing interest rate (as a percent)								8.79%
8.79% Notes due 2027 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	8.84%
Interest Payable	$ 98,888
Principal	4,500,000
Finance Costs	(11,628)
Total debt, excluding interest payable	$ 4,488,372
Total debt					4,488,597
Lease liabilities:
Borrowing interest rate (as a percent)	8.79%
8.49% Senior Notes due 2037 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	8.94%
Interest Payable	$ 49,879
Principal	4,500,000
Finance Costs	(16,245)
Total debt, excluding interest payable	$ 4,483,755
Total debt					4,489,547
Lease liabilities:
Borrowing interest rate (as a percent)	8.49%
7.25% Senior Notes due 2043 | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	7.92%
Interest Payable	$ 43,883
Principal	6,225,690
Finance Costs	(64,543)
Total debt, excluding interest payable	$ 6,161,147
Total debt					6,451,645
Lease liabilities:
Borrowing interest rate (as a percent)	7.25%
Bank loans | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	12.76%
Interest Payable	$ 90,686
Principal	10,000,000
Finance Costs	(12,068)
Total debt, excluding interest payable	$ 9,987,932
Total debt					9,967,243
Bank loans (Sky) | Mexican peso
Debt, lease liabilities and other notes payable outstanding
Effective Interest Rate	12.41%
Interest Payable	$ 22,767
Principal	2,650,000
Total debt, excluding interest payable	$ 2,650,000
Total debt					$ 3,650,000